Equity-settled share-based transactions - Schedule of ACT Genomics plan (Details) - ACT Genomics	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of stock options the beginning of year (in US dollars per share)	$ 0.01	$ 0.01
Weighted average exercise price of share options granted (in US dollars per share)	0.01	0.01
Weighted average exercise price of share options cancelled (in US dollars per share)	0.01	0.01
Weighted average exercise price of share options exercised (in US dollars per share)	0.01	0.01
Weighted average exercise price of stock options the end of year (in US dollars per share)	0.01	0.01
Weighted average exercise price of share options exercisable (in US dollars per share)	$ 0.01	$ 0.01
Number of share options outstanding, beginning of period (in shares) | shares	800,998	1,280,998
Number of stock options granted (in shares) | shares	8,364,000	50,000
Number of stock options cancelled (in shares) | shares	(511,667)	(93,333)
Number of stock options exercised (in shares) | shares	(2,176,333)	(436,667)
Number of share options outstanding, end of period (in shares) | shares	6,476,998	800,998
Number of share options exercisable (in shares)	1,517,465	605,999